Retirement Benefit Schemes - Schedule of Scheme Liabilities by Scheme Membership (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	£ 11,121	£ 13,370
Pension Schemes
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	10,414	12,572
Healthcare Schemes
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	707	798
Active Members
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	1,131	1,359
Active Members | Pension Schemes
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	1,090	1,305
Active Members | Healthcare Schemes
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	41	54
Deferred Members
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	1,751	1,899
Deferred Members | Pension Schemes
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	1,750	1,897
Deferred Members | Healthcare Schemes
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	1	2
Retired Members
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	8,239	10,112
Retired Members | Pension Schemes
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	7,574	9,370
Retired Members | Healthcare Schemes
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	£ 665	£ 742